REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
REVENUE AND COST OF SALES
Production costs	$ 8,910	$ 7,407	$ 18,143	$ 14,711
Write down of equipment and materials and supplies inventory	384	91	384	91
Depreciation and depletion	796	677	1,617	1,347
Total cost	$ 10,090	$ 8,175	$ 20,144	$ 16,149